Note 46 (Tables)	12 Months Ended
Dec. 31, 2025
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
For the years ended December 31, 2025, 2024 and 2023, the net provisions recognized in this income statement line item were as follows:

PROVISIONS OR REVERSAL OF PROVISIONS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Pensions and other post-employment defined benefit obligations	23	2	3	31
Commitments and guarantees given		112	(84)	76
Pending legal issues and tax litigation		213	191	171
Other provisions		46	88	95
Total		373	198	373